Consolidated Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Profit or loss [abstract]
Loss	$ 1,948,568	$ 2,072,266	$ 1,042,648
Other comprehensive (income) loss: Items that may be reclassified subsequently to profit and loss:
Revaluation of marketable securities		(28,949)	(22,870)
Reallocation of the fair value of marketable securities upon disposition		956	14,806
Other comprehensive (income) loss: Items that will not be reclassified subsequently to profit and loss:
Revaluation of marketable securities	(2,737)
Total other comprehensive (income) loss	(2,737)	(27,993)	(8,064)
Comprehensive loss	$ 1,945,831	$ 2,044,273	$ 1,034,584